Annual Total Returns [BarChart] - Voya Government Liquid Assets Portfolio - Class S2	May 01, 2021
Bar Chart Table:
2011	0.03%
2012	0.01%
2013	0.02%
2014	0.01%
2015	0.01%
2016	0.09%
2017	0.28%
2018	1.21%
2019	1.60%
2020	0.21%